Alger Dynamic Opportunities Fund Average Annual Total Returns - Class A C Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
HFRI Equity Hedge (Total) Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.71%	8.54%	6.09%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.64%	2.92%	8.13%
Performance Inception Date	Nov. 02, 2009
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.61%	2.64%	7.49%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.39%	2.22%	6.41%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	3.24%	8.04%
Performance Inception Date	Dec. 29, 2010